FINANCIAL INSTRUMENTS - Assets and liabilities that are measured at fair value on a recurring basis, by level, within the fair value hierarchy (Details) - USD ($) $ in Thousands	Nov. 30, 2020	Feb. 29, 2020	Feb. 28, 2019	Feb. 28, 2018
Assets:
Total investments	$ 222	$ 179	$ 745
Cash held in escrow
Assets:
Total investments			559
Asset-backed securities
Assets:
Total investments	222	179	186
Recurring
Assets:
Total cash equivalents	4	4	57
Total investments	222	179	745
Total assets	226	183	802
Liabilities:
Earn-out liability	2,000	2,000	620
Total liabilities	2,000	2,000	620
Recurring | Money market
Assets:
Total cash equivalents	4	4	57
Recurring | Cash held in escrow
Assets:
Total investments			559
Recurring | Asset-backed securities
Assets:
Total investments	222	179	186
Level 1 | Recurring
Assets:
Total cash equivalents	4	4	57
Total investments			559
Total assets	4	4	616
Level 1 | Recurring | Money market
Assets:
Total cash equivalents	4	4	57
Level 1 | Recurring | Cash held in escrow
Assets:
Total investments			559
Level 2 | Recurring
Assets:
Total investments	222	179	186
Total assets	222	179	186
Level 2 | Recurring | Asset-backed securities
Assets:
Total investments	222	179	186
Level 3
Liabilities:
Earn-out liability		2,000	620	$ 697
Level 3 | Recurring
Liabilities:
Earn-out liability	2,000	2,000	620
Total liabilities	$ 2,000	$ 2,000	$ 620